Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Massachusetts Domiciled Insurance Company
Statement of Cash Flows [Abstract]
Cash paid for reinsurance transaction	$ 7
Cash paid for reinsurance transaction	7
Venerable Reinsurance Transaction
Statement of Cash Flows [Abstract]
Cash paid for reinsurance transaction	494
Cash paid for reinsurance transaction	$ 494